RENTAL LEASE	12 Months Ended
Dec. 31, 2010
Commitment and Contingencies
Commitments Disclosure [Text Block]	4. RENTAL LEASE The Company subleases office space on a month-to-month basis. The rent paid for the years ended December 31, 2010 and 2009 was $6,786 and $6,786, respectively.